THE VELA FUNDS

	Class A	Class I
VELA Small Cap Fund	VESAX	VESMX
VELA Large Cap 130/30 Fund	VELAX	VELIX
VELA International Fund	VEILX	VEITX

Incorporated herein by reference is the definitive version of the Prospectus for the above-referenced Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 30, 2020 (SEC Accession No. 0001398344-20-019313).